Summary of Significant Accounting Policies (Details) - USD ($)	5 Months Ended	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024
Summary of Significant Accounting Policies [Line Items]
Percentage of voting power		50.00%
Deferred offering costs	$ 817,871	$ 817,871
Cash	852,463	852,463		$ 2,581,086
Fair value of warrant liabilities	$ 336,136	$ 336,136
Fair value of private warrant (in Dollars per share)		$ 11.5
Voting interest percentage		10.00%
Unrecognized Tax		12 months
Public Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Fair value of private warrant (in Dollars per share)		$ 0.225
Private Warrant [Member]
Summary of Significant Accounting Policies [Line Items]
Fair value of private warrant (in Dollars per share)		$ 0.2989
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Customers credit term		180 days
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Customers credit term		365 days